SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                                      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)                                 Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements to support its working capital requirements.

The Group recorded net losses of $12,618,254, $246,527,916 and $24,056,359 for the years ended December 31, 2011, 2012 and 2013, respectively, and the Group's current liabilities exceeded its current assets by $17,344,344 as of December 31, 2013.  As of December 31, 2013, the Group had cash and cash equivalents of $38,949,359 with bank borrowings due within one year of $26,340,338 and consideration payable in relation to DMG Acquistion (as defined in Note 3) of $75,800,047.

On April 30, 2014, the Company entered into a settlement agreement, a subscription agreement and a note instrument, or collectively, the Settlement Arrangement, with the Former DMG Shareholders (as defined in Note 18(c)), under which the Company agrees to pay $12 million cash to the Former DMG Shareholders and issue convertible promissory notes, or the Notes, in the amount of  $58 million to the Former DMG Shareholders to settle the consideration payable.  The Notes will be redeemed by the Company in installments on each anniversary of the issue date from the first to the sixth anniversaries of the issue date, at the amount of $4 million, $5 million, $13.5 million, $16.5 million, $16 million and $3 million, respectively.  See note 23 for details.

The Compay believes that, taking into account the issuance of the Notes, adequate sources of liquidity will exist to fund the Group’s working capital and capital expenditure requirements, and to meet its liabilities related to litigation with Former DMG Shareholders, and to meet short term debt obligations, other liabilities and commitments as they become due.

(b)                                 Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary.  All inter-company transactions and balances have been eliminated on consolidation.

(c)                                  Noncontrolling interest

Noncontrolling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

(d)                                 Significant risks and uncertainties

The Group participates in a young and dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and trends in new technologies or industry standards; competition; changes in key suppliers; changes in certain strategic relationships; regulatory or other PRC related factors such as PRC tax rules and etc.; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks related to VIEs structure as detailed in note 1; and general risks associated with the advertising industry.

(e)                                  Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(f)                                    Restricted cash

Restricted cash represents the amount of cash pledged as securities for outstanding bank loans to financial institutions and the bank deposits placed in escrow accounts as the performance security for certain concession agreements and PIDS agreements which are restricted from withdrawal.  Restricted cash pledged as securities for outstanding short-term bank loans to financial institutions is classified as current asset.  Restricted cash related to bank deposits in escrow accounts as the performance security for certain concession agreements and PIDS agreements are classified as current or non-current assets depending on whether or not such agreements are expected to be completed within one year.

(g)                                 Accounts receivable

Accounts receivable primarily represent amounts due from customers, which are recorded at the invoiced amount or at an amount in accordance with the contractual terms agreed with the advertising customers, and do not bear interest.  The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance.  In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions.  Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  The Group does not have any off-balance-sheet credit exposure related to its customers.

(h)                                 Intangible Assets, net

Intangible assets, which consist of concession contracts, customer base, non-compete agreements, technology, trademark and patents are carried at cost less accumulated amortization.  Amortization is calculated using the straight-line method over their respective expected useful lives as follows:

Estimated useful life

Customer base	5 years
Non-compete agreements	10 years
Trademark	10 years
Patents	10 years
Concession contracts	9 years
Technology	9 years

(i)                                    Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation and amortization.  Assembly in progress is not depreciated until it is ready for its intended use.

Depreciation and amortization is computed on a straight-line basis over the following estimated useful lives, after taking into account the residual values:

Estimated useful life
Media display equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

(j)                                    Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method.  Under the equity method, original investments are recorded at cost and adjusted by the Group’s share of undistributed earnings or losses of these entities, by the amortization of intangible assets recognized upon purchase price allocation and by dividend distributions or subsequent investments.  All unrecognized inter-company profits and losses have been eliminated under the equity method.

The Group generates a portion of its revenues from sales of advertising time on mobile television networks which are owned by its equity method investees.  Because the operations of the Group’s investees under equity method form an integral part to the Group’s operating activities, the Group’s share of undistributed earnings or losses of these entities is classified as part of the Group’s operating profit (loss).

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

(k)                                 Other investments

The Group’s investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method.  Dividends and other distributions of earnings from investees, if any, are recognized in the consolidated statements of operations when declared.  The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

(l)                                    Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets.  No impairment charge is recognized for long-lived assets during the year ended December 31, 2011 and 2013.  The Group recorded impairment charges of $36,449,082 against intangible assets in the consolidated statements of operations during the year ended December 31, 2012 as detailed in Note 8.

(m)                              Goodwill

Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination.  Goodwill is not amortized but rather tested for impairment at least annually.  The Company test goodwill for impairment in December of each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Specifically, goodwill impairment is determined using a two-step process.  The first step compares the fair value of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.  Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

Impairment testing for goodwill is done at the reporting unit level.  A reporting unit is an operating segment or one level below an operating segment (also known as a component).

No impairment charge is recognized against goodwill during the year ended December 31, 2011 and 2013.  The Group recorded impairment charges of $142,365,329 against goodwill in the consolidated statements of operations during the year ended December 31, 2012 as detailed in Note 7.

(n)                                 Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty.  An estimated loss from a loss contingency such as a legal proceeding or claim is accrued if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.  In determining whether a loss should be accrued the Company evaluates, among other factors, the degree of probability of an unfavourable outcome and the ability to make a reasonable estimate of the amount of loss.

(o)                                 Revenue recognition

(1)                                 Time-based advertising services

For time-based advertising services, the Group recognizes revenues as the advertisements are aired over the contractual term based on the schedules agreed with the customers. Payments received in advance of services provided are recorded as customer deposits.

Revenue is deferred until persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sales price is fixed or determinable, and collection is reasonably assured.

(2)                                 Barter transactions

The Group engages in barter transactions which are generally recorded at fair value.  The revenues contributed by barter transactions accounted for 6%, 0.3% and 2% of the Group’s total revenues for the years ended December 31, 2011, 2012 and 2013, respectively.

(3)                                 Sales of advertising equipment

Sales of advertising equipment comprises sales of media display equipment and PIDS.

Revenues from sales of media display equipment, which are from related parties, are recognized upon delivery, at which time all of the following four criteria are met: (i) pervasive evidence that an arrangement exists; (ii) delivery of the productions and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable, and (iv) collection of the resulting receivable is reasonable assured.

The Group entered into certain arrangements for sales of PIDS where it is obligated to deliver multiple products and/or services (multiple elements), including, the equipment necessary for the operation of PIDS, free post-delivery support and training.  The Group is unable to establish vendor-specific objective evidence or third party evidence of fair value for any of the elements in the arrangement because they are not sold separately, nor is the Group able to establish the estimated selling prices for each components in the arrangements for sales of PIDS.  Recognition of revenue from the sales of PIDS is deferred until the earlier of the point at which such sufficient vendor-specific objective evidence does exist or all elements of the arrangement have been delivered.

Advertising equipment revenues are recorded net of value-added tax incurred, which amounted to $1,778,682, $926,464 and $1,624,055 for the years ended December 31, 2011, 2012 and 2013, respectively.

(p)                                 Cost of revenues

Cost of revenues comprises advertising service cost and advertising equipment cost.

Advertising service cost consists primarily of media costs payable under concession contracts, depreciation, business taxes and surcharges and other operating costs.  Media costs are expensed as incurred.

The amount of business taxes and surcharges included in advertising services cost totalling  $7,334,947, $3,392,558 and $1,209,283 for the years ended December 31, 2011, 2012 and 2013, respectively.

Advertising equipment represents the cost incurred for sales of media display equipment and PIDS, including purchase cost of digital television displays and equipment necessary for the operation of PIDS, and post-delivery training and supporting cost for PIDS.  Cost of sales of PIDS is deferred until the corresponding revenue is recognized in the consolidated statements of operations.

(q)                                 Operating leases

Leases in which substantially all the rewards and risks of ownership of assets remain with the leasing group are accounted for as operating leases.  Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

(r)                                   Foreign currency translation

The functional and reporting currency of the Group is the United States dollars (“US dollars”).  Monetary assets and liabilities denominated in currencies other than the US dollars are translated into the US dollars at the rates of exchange at the balance sheet date.  Transactions in currencies other than the US dollars during the year are converted into the US dollars at the applicable rates of exchange prevailing on the respective dates of the transactions.  Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company’s subsidiaries and VIEs are maintained in their respective local currencies, the Renminbi (“RMB”) or Hong Kong Dollar (“HKD”), which are also their respective functional currencies.  Assets and liabilities are translated at the exchange rates at the balance sheet date; equity accounts are translated at historical exchange rates; revenues, expenses and gains and losses are translated using the average rates for the period.  Translation adjustments are reported as cumulative translation adjustments and are recorded within accumulated other comprehensive income in the consolidated statements of changes of equity and comprehensive income (loss).

(s)                                   Net loss per share

Basic net loss per share is computed by dividing net loss attributable to VisionChina Media Inc. shareholders by the weighted average number of common shares outstanding during the year.  Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  The Company’s dilutive securities consist of outstanding share options and restricted shares.  Certain common share equivalents (e.g. share options and restricted shares) are excluded from calculation of diluted loss per share as their effect is anti-dilutive.  The Company had outstanding share options amounted to 1,555,353, 1,488,696 and 1,418,420 as of December 31, 2011, 2012 and 2013, respectively.  As of December 31, 2011, 2012 and 2013, the Company had outstanding restricted shares of 308,025, 443,351 and 1,104,400 respectively.

The following table sets forth the computation of basic and diluted net loss per share.

	Year ended December 31,
	2011	2012	2013

Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	$(12,503,292)	$(246,409,192)	$(23,967,870)

Denominator:
Weighted average shares outstanding-basic	102,047,412	101,351,222	101,495,442

Weighted average number of shares outstanding-diluted	102,047,412	101,351,222	101,495,442

Basic net loss per share	$(0.12)	$(2.43)	$(0.24)
Diluted net loss per share	(0.12)	(2.43)	(0.24)

The above computations of diluted weighted-average number of shares outstanding exclude the effect of potential conversion of shares options and restricted shares into 1,863,378, 1,932,047 and 2,522,820 common shares for the years ended December 31, 2011, 2012, and 2013, respectively, as this would have an antidilutive effect on loss per share.

(t)                                    Income taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carry forwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse.  The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized.  The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.  Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.  The Company records interest related to unrecognized tax benefits and penalties, if any, within income tax (expense) benefits.

(u)                                 Share-based compensation

Share-based payments to employees are measured based on the fair values of share options and restricted shares on the respective grant dates and recognized as compensation expense over the requisite service periods with a corresponding credit to additional paid-in capital.  For share options and restricted shares granted with performance condition that do not affect the exercise price or factors other than vesting or exercisability, compensation expense is accrued if it is probable that the performance condition will be achieved, and compensation expense is not accrued if it is not probable that the performance condition will be achieved.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes option pricing model to measure the value of options granted to non-employees and employees at each measurement date.

(v)                                  Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments.  The Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements.

(w)                               Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.  Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful debts and valuations of deferred tax assets.  These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable.  Actual results could differ from those estimates.

(x)                                 Government grants

Government grants represent cash subsidies received from the PRC government by the operating subsidiaries or VIEs of the Company.  Government grants are recognized after the grants have been received and all of the conditions specified in the grant have been met, and are classified as operating or non-operating profit based on the nature of the government grants.

The Company received government incentive of nil, $756,757 and $2,783,085 from the local government for its business operations for the years ended December 31, 2011, 2012 and 2013, respectively.  This incentive has been classified as operating profit because it was related to the Company’s business operations.

(y)                                  Advertising costs

Advertising costs are expensed as incurred.  Advertising costs amounted to $13,038,126, $12,126,729 and $4,142,101 for years ended December 31, 2011, 2012 and 2013, respectively, and were included in selling and marketing expenses.

(z)                                   Concentration of Risks

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and accounts receivable.  As of December 31, 2011, 2012 and 2013, substantially all of the Group’s cash and cash equivalents and restricted cash were managed by financial institutions with high credit ratings and quality.  Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC.  The risk with respect to accounts receivables is mitigated by credit evaluations performed on the customers and ongoing monitoring of outstanding balances.  The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments.  The allowance for doubtful accounts is based on a review of aging data and specifically identified accounts.  Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  There is no individual customers with balances over 10% of the accounts receivable as of December 31, 2011 and 2013, and one customer accounted for 11% of the accounts receivable as of December 31, 2012.

Current vulnerability due to certain other concentrations

Substantially all of the Group’s businesses are transacted in RMB.  Since the RMB is not a fully convertible currency, all foreign exchange transactions involving the RMB must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange.  The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China.  Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with supplier invoices, shipping documents and signed contracts.

(aa)                          Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

A fair value hierarchy is established that requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

•                                          Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•                                          Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•                                          Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as of December 31, 2011, 2012 and 2013.  Other than the impaired goodwill and intangible assets (see Note 7 and Note 8), the Group did not have any assets and liabilities that were measured at fair value on a nonrecurring basis.  The estimated fair value of the impaired goodwill and intangible assets at the time of impairment tests was estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other current assets, short-term bank loans, accounts payable, amounts due to related parties, consideration payable and other current liabilities approximate their fair values due to the short term nature of these instruments.

The fair values of investments under the equity method of accounting and other investments accounted for under the cost method of accounting cannot be reasonably estimated without incurring excessive cost.

(ab)                          Accounting pronouncements recently adopted

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities.  The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  The Group adopted this pronouncement effective from January 1, 2013, which did not have a significant effect on the Group’s consolidated financial statements.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment.  Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset.  If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted.  The Group adopted this pronouncement effective from January 1, 2013, which did not have a significant effect on the Group’s consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications.  Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period.  Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

•                                          Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

•                                          Cross-reference to other disclosures currently required under U.S.  GAAP for other reclassification items (that are not required under U.S.  GAAP) to be reclassified directly to net income in their entirety in the same reporting period.  This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012.  Early adoption is permitted.  The Group adopted this pronouncement effective from January 1, 2013, which did not have a significant impact on the Group’s consolidated financial statements.

(ac)                           Recently issued accounting standards

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity.  When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a non-profit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income.  Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.  The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In July 2013, the FASB has issued an authoritative pronouncement related to presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.  An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows.  To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.  The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.  For example, an entity should not evaluate whether the deferred tax asset expires before the statute of limitations on the tax position or whether the deferred tax asset may be used prior to the unrecognized tax benefit being settled.

The amendments in this pronouncement are effective for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013.  The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date.  Retrospective application is permitted.  Early adoption is permitted.  The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.